Supplemental Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Guarantor Information [Abstract]
Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Balance Sheets
Year Ended December 31, 2015

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$20.3	$7.9	$285.4	$—	$313.6
Short-term investments	—	—	39.9	—	39.9
Trade receivables, net	140.4	4.3	269.2	—	413.9
Intercompany receivables	828.8	733.6	539.1	(2,101.5)	—
Inventories	115.9	17.8	235.6	—	369.3
Deferred income taxes	103.7	11.2	53.9	—	168.8
Prepaid expenses	16.4	0.7	6.5	—	23.6
Refundable income taxes	—	—	18.0	—	18.0
Current assets held for sale	139.2	—	9.0	—	148.2
Other current assets	15.5	3.5	129.3	—	148.3
Total current assets	1,380.2	779.0	1,585.9	(2,101.5)	1,643.6
Securities and other investments	85.2	—	—	—	85.2
Property, plant and equipment, net	121.1	10.0	44.2	—	175.3
Goodwill	45.1	—	116.4	—	161.5
Deferred income taxes	57.1	(6.4)	14.6	—	65.3
Finance lease receivables	—	8.1	28.4	—	36.5
Other assets	1,407.0	23.5	34.5	(1,390.0)	75.0
Total assets	$3,095.7	$814.2	$1,824.0	$(3,491.5)	$2,242.4

LIABILITIES AND EQUITY
Current liabilities
Notes payable	$21.5	$1.3	$9.2	$—	$32.0
Accounts payable	131.9	1.2	148.6	—	281.7
Intercompany payable	1,414.2	140.8	546.5	(2,101.5)	—
Deferred revenue	102.7	3.6	122.9	—	229.2
Payroll and other benefits liabilities	25.2	0.5	50.8	—	76.5
Current liabilities held for sale	48.9	—	0.5	—	49.4
Other current liabilities	116.3	(5.4)	176.1	—	287.0
Total current liabilities	1,860.7	142.0	1,054.6	(2,101.5)	955.8
Long-term debt	604.6	1.6	—	—	606.2
Pensions and other benefits	193.5	—	2.1	—	195.6
Post-retirement and other benefits	14.5	—	4.2	—	18.7
Deferred income taxes	—	—	1.9	—	1.9
Other liabilities	10.0	—	18.7	—	28.7
Commitments and contingencies
Total Diebold, Incorporated shareholders' equity	412.4	670.6	719.4	(1,390.0)	412.4
Noncontrolling interests	—	—	23.1	—	23.1
Total liabilities and equity	$3,095.7	$814.2	$1,824.0	$(3,491.5)	$2,242.4
Condensed Consolidating Balance Sheets
Year Ended December 31, 2014

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$14.7	$2.5	$308.9	$—	$326.1
Short-term investments	—	—	136.7	—	136.7
Trade receivables, net	85.9	2.5	314.9	—	403.3
Intercompany receivables	796.0	791.7	699.5	(2,287.2)	—
Inventories	43.5	13.8	317.4	—	374.7
Deferred income taxes	52.5	11.5	47.0	—	111.0
Prepaid expenses	13.8	1.0	6.4	—	21.2
Refundable income taxes	—	—	11.7	—	11.7
Current assets held for sale	99.9	—	6.3	—	106.2
Other current assets	16.9	4.8	142.9	—	164.6
Total current assets	1,123.2	827.8	1,991.7	(2,287.2)	1,655.5
Securities and other investments	83.6	—	—	—	83.6
Property, plant and equipment, net	109.8	6.9	49.0	—	165.7
Goodwill	33.2	—	104.9	—	138.1
Deferred income taxes	81.4	(11.1)	16.2	—	86.5
Finance lease receivables	—	12.1	78.3	—	90.4
Other assets	1,801.9	45.7	21.2	(1,749.0)	119.8
Total assets	$3,233.1	$881.4	$2,261.3	$(4,036.2)	$2,339.6

LIABILITIES AND EQUITY
Current liabilities
Notes payable	$15.0	$0.8	$9.8	$—	$25.6
Accounts payable	93.6	0.6	154.4	—	248.6
Intercompany payable	1,615.6	126.9	544.7	(2,287.2)	—
Deferred revenue	99.4	6.3	155.1	—	260.8
Payroll and other benefits liabilities	47.5	3.1	58.8	—	109.4
Current liabilities held for sale	38.5	—	0.6	—	39.1
Other current liabilities	106.9	(12.9)	250.3	—	344.3
Total current liabilities	2,016.5	124.8	1,173.7	(2,287.2)	1,027.8
Long-term debt	449.3	3.0	25.0	—	477.3
Pensions and other benefits	208.5	—	2.5	—	211.0
Post-retirement and other benefits	16.5	—	4.3	—	20.8
Deferred income taxes	—	—	6.5	—	6.5
Other liabilities	10.8	—	30.6	—	41.4
Commitments and contingencies
Total Diebold, Incorporated shareholders' equity	531.5	753.6	995.4	(1,749.0)	531.5
Noncontrolling interests	—	—	23.3	—	23.3
Total liabilities and equity	$3,233.1	$881.4	$2,261.3	$(4,036.2)	$2,339.6

Condensed Income Statement [Table Text Block]
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Year Ended December 31, 2015

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net sales
Services	$779.7	$—	$614.5	$—	$1,394.2
Products	179.6	$1.9	843.9	(0.3)	1,025.1
	959.3	1.9	1,458.4	(0.3)	2,419.3
Cost of sales
Services	534.4	1.9	396.5	—	932.8
Products	111.3	10.8	712.7	(0.3)	834.5
	645.7	12.7	1,109.2	(0.3)	1,767.3
Gross profit (loss)	313.6	(10.8)	349.2	—	652.0
Selling and administrative expense	268.5	10.6	209.1	—	488.2
Research, development and engineering expense	8.3	59.3	19.3	—	86.9
Impairment of assets	—	9.1	9.8	—	18.9
Gain (loss) on sale of assets, net	0.3	—	(0.9)	—	(0.6)
	277.1	79.0	237.3	—	593.4
Operating profit (loss)	36.5	(89.8)	111.9	—	58.6
Other income (expense)
Investment income	0.2	1.0	24.8	—	26.0
Interest expense	(30.3)	(0.2)	(2.0)	—	(32.5)
Foreign exchange (loss) gain, net	4.0	(0.5)	(13.5)	—	(10.0)
Equity in earnings of subsidiaries	29.4	—	—	(29.4)	—
Miscellaneous, net	(9.3)	13.2	51.3	(51.5)	3.7
Income (loss) from continuing operations before taxes	30.5	(76.3)	172.5	(80.9)	45.8
Income tax (benefit) expense	(28.3)	(12.1)	26.7	—	(13.7)
Income (loss) from continuing operations, net of tax	58.8	(64.2)	145.8	(80.9)	59.5
Income from discontinued operations, net of tax	14.9	—	1.0	—	15.9
Net income (loss)	73.7	(64.2)	146.8	(80.9)	75.4
Income attributable to noncontrolling interests, net of tax	—	—	1.7	—	1.7
Net income (loss) attributable to Diebold, Incorporated	$73.7	$(64.2)	$145.1	$(80.9)	$73.7
Comprehensive income (loss)	$(53.9)	$(64.2)	$0.2	$65.1	$(52.8)
Less: comprehensive income attributable to noncontrolling interests	—	—	3.2	—	3.2
Comprehensive income (loss) attributable to Diebold, Incorporated	$(53.9)	$(64.2)	$(3.0)	$65.1	$(56.0)
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Year Ended December 31, 2014

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net sales
Services	$764.7	$—	$668.1	$—	$1,432.8
Products	181.3	$1.1	1,119.9	(0.3)	1,302.0
	946.0	1.1	1,788.0	(0.3)	2,734.8
Cost of sales
Services	515.0	0.6	459.2	—	974.8
Products	95.0	14.2	924.9	(0.3)	1,033.8
	610.0	14.8	1,384.1	(0.3)	2,008.6
Gross profit (loss)	336.0	(13.7)	403.9	—	726.2
Selling and administrative expense	265.9	11.2	201.3	—	478.4
Research, development and engineering expense	8.3	64.8	20.5	—	93.6
Impairment of assets	—	—	2.1	—	2.1
Gain (loss) on sale of assets, net	(12.0)	0.9	(1.8)	—	(12.9)
	262.2	76.9	222.1	—	561.2
Operating profit (loss)	73.8	(90.6)	181.8	—	165.0
Other income (expense)
Investment income	0.9	1.7	31.9	—	34.5
Interest expense	(27.3)	(0.3)	(3.8)	—	(31.4)
Foreign exchange (loss), net	(0.4)	—	(11.4)	—	(11.8)
Equity in earnings of subsidiaries	(459.6)	—	—	459.6	—
Miscellaneous, net	530.6	22.4	(554.7)	0.1	(1.6)
Income (loss) from continuing operations before taxes	118.0	(66.8)	(356.2)	459.7	154.7
Income tax expense (benefit)	13.6	(17.8)	51.6	—	47.4
Income (loss) from continuing operations, net of tax	104.4	(49.0)	(407.8)	459.7	107.3
Income (loss) from discontinued operations, net of tax	10.0	—	(0.3)	—	9.7
Net income (loss)	114.4	(49.0)	(408.1)	459.7	117.0
Income attributable to noncontrolling interests, net of tax	—	—	2.6	—	2.6
Net income (loss) attributable to Diebold, Incorporated	$114.4	$(49.0)	$(410.7)	$459.7	$114.4
Comprehensive income (loss)	$(21.9)	$(48.9)	$(488.1)	$538.5	$(20.4)
Less: comprehensive income attributable to noncontrolling interests	—	—	1.4	—	1.4
Comprehensive income (loss) attributable to Diebold, Incorporated	$(21.9)	$(48.9)	$(489.5)	$538.5	$(21.8)
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Year Ended December 31, 2013

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net sales
Services	$733.0	$—	$687.8	$—	$1,420.8
Products	241.1	$0.8	920.1	(0.1)	1,161.9
	974.1	0.8	1,607.9	(0.1)	2,582.7
Cost of sales
Services	562.0	—	486.3	—	1,048.3
Products	149.6	15.7	783.2	(0.1)	948.4
	711.6	15.7	1,269.5	(0.1)	1,996.7
Gross profit (loss)	262.5	(14.9)	338.4	—	586.0
Selling and administrative expense	363.7	12.1	188.7	—	564.5
Research, development and engineering expense	7.3	67.0	17.9	—	92.2
Impairment of assets	2.0	—	70.0	—	72.0
Gain (loss) on sale of assets, net	0.2	(0.8)	(1.8)	—	(2.4)
	373.2	78.3	274.8	—	726.3
Operating (loss) profit	(110.7)	(93.2)	63.6	—	(140.3)
Other income (expense)
Investment income	1.8	2.3	23.5	—	27.6
Interest expense	(25.6)	(0.3)	(3.3)	—	(29.2)
Foreign exchange gain (loss), net	3.3	—	(3.1)	—	0.2
Equity in earnings of subsidiaries	80.9	—	—	(80.9)	—
Miscellaneous, net	(147.5)	16.7	79.2	51.5	(0.1)
(Loss) Income from continuing operations before taxes	(197.8)	(74.5)	159.9	(29.4)	(141.8)
Income tax expense (benefit)	(3.1)	(23.7)	75.2	—	48.4
Income (loss) from continuing operations, net of tax	(194.7)	(50.8)	84.7	(29.4)	(190.2)
Income from discontinued operations, net of tax	13.1	—	0.6	—	13.7
Net (loss) income	(181.6)	(50.8)	85.3	(29.4)	(176.5)
Income attributable to noncontrolling interests, net of tax	—	—	5.1	—	5.1
Net (loss) income attributable to Diebold, Incorporated	$(181.6)	$(50.8)	$80.2	$(29.4)	$(181.6)
Comprehensive income (loss)	$(76.5)	$(50.6)	$15.2	$(27.3)	$(139.2)
Less: comprehensive income attributable to noncontrolling interests	—	—	5.7	—	5.7
Comprehensive income (loss) attributable to Diebold, Incorporated	$(76.5)	$(50.6)	$9.5	$(27.3)	$(144.9)

Condensed Cash Flow Statement [Table Text Block]
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2015

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net cash provided by operating activities	$1.1	$(26.2)	$97.5	$(35.7)	$36.7

Cash flow from investing activities
Payments for acquisitions, net of cash acquired	—	—	(59.4)	—	(59.4)
Proceeds from maturities of investments	(2.1)	—	178.2	—	176.1
Payments for purchases of investments	—	—	(125.5)	—	(125.5)
Proceeds from sale of assets	—	3.5	1.5	—	5.0
Capital expenditures	(34.9)	(5.9)	(11.5)	—	(52.3)
Increase in certain other assets	(6.5)	(6.6)	6.8	—	(6.3)
Capital contributions and loans paid	(205.4)	—	(3.8)	209.2	—
Proceeds from intercompany loans	173.0	—	—	(173.0)	—
Net cash (used in) provided by investing activities - continuing operations	(75.9)	(9.0)	(13.7)	36.2	(62.4)
Net cash used in investing activities - discontinued operations	(2.5)	—	—	—	(2.5)
Net cash (used in) provided by investing activities	(78.4)	(9.0)	(13.7)	36.2	(64.9)

Cash flow from financing activities
Dividends paid	(75.6)	—	(35.7)	35.7	(75.6)
Debt issuance costs	(6.0)	—	—	—	(6.0)
Revolving debt borrowings (repayments), net	180.8	—	(25.0)	—	155.8
Other debt borrowings	—	—	135.8	—	135.8
Other debt repayments	(14.8)	(0.8)	(153.1)	—	(168.7)
Distribution to noncontrolling interest holders	0.1	—	(0.2)	—	(0.1)
Excess tax benefits from share-based compensation	0.5	—	—	—	0.5
Issuance of common shares	3.5	—	—	—	3.5
Repurchase of common shares	(3.0)	—	—	—	(3.0)
Capital contributions received and loans incurred	—	179.3	29.9	(209.2)	—
Payments on intercompany loans	—	(137.9)	(35.1)	173.0	—
Net cash provided by (used in) financing activities	85.5	40.6	(83.4)	(0.5)	42.2
Effect of exchange rate changes on cash	—	—	(23.9)	—	(23.9)
(Decrease) increase in cash and cash equivalents	8.2	5.4	(23.5)	—	(9.9)
Add: Cash overdraft included in assets held for sale at beginning of year	(4.1)	—	—	—	(4.1)
Less: Cash overdraft included in assets held for sale at end of year	(1.5)	—	—	—	(1.5)
Cash and cash equivalents at the beginning of the year	14.7	2.5	308.9	—	326.1
Cash and cash equivalents at the end of the period	$20.3	$7.9	$285.4	$—	$313.6
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2014

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net cash provided by operating activities	$154.6	$(3.5)	$132.6	$(96.8)	$186.9

Cash flow from investing activities
Payments for acquisitions, net of cash acquired	—	—	(11.7)	—	(11.7)
Proceeds from maturities of investments	2.3	—	475.1	—	477.4
Proceeds from sale of investments	—	—	39.6	—	39.6
Payments for purchases of investments	(4.0)	—	(424.7)	—	(428.7)
Proceeds from sale of assets	—	—	18.4	—	18.4
Capital expenditures	(44.1)	(1.4)	(14.6)	—	(60.1)
Increase in certain other assets	(14.4)	(15.6)	10.2	—	(19.8)
Capital contributions and loans paid	(233.7)	—	(10.1)	243.8	—
Proceeds from intercompany loans	184.8	—	—	(184.8)	—
Net cash (used in) provided by investing activities - continuing operations	(109.1)	(17.0)	82.2	59.0	15.1
Net cash used in investing activities - discontinued operations	(1.3)	—	—	—	(1.3)
Net cash (used in) provided by investing activities	(110.4)	(17.0)	82.2	59.0	13.8

Cash flow from financing activities
Dividends paid	(74.9)	—	(96.8)	96.8	(74.9)
Debt issuance costs	(1.4)	—	—	—	(1.4)
Revolving debt borrowings (repayments), net	26.0	—	(24.0)	—	2.0
Other debt borrowings	—	(0.3)	157.9	—	157.6
Other debt repayments	—	0.2	(175.7)	—	(175.5)
Distribution to noncontrolling interest holders	—	—	(2.2)	—	(2.2)
Excess tax benefits from share-based compensation	0.5	—	—	—	0.5
Issuance of common shares	14.6	—	—	—	14.6
Repurchase of common shares	(1.9)	—	—	—	(1.9)
Capital contributions received and loans incurred	—	177.7	66.1	(243.8)	—
Payments on intercompany loans	—	(156.6)	(28.2)	184.8	—
Net cash provided by (used in) financing activities	(37.1)	21.0	(102.9)	37.8	(81.2)
Effect of exchange rate changes on cash	—	—	(28.2)	—	(28.2)
(Decrease) increase in cash and cash equivalents	7.1	0.5	83.7	—	91.3
Add: Cash overdraft included in assets held for sale at beginning of year	(0.6)	—	—	—	(0.6)
Less: Cash overdraft included in assets held for sale at end of year	(4.1)	—	—	—	(4.1)
Cash and cash equivalents at the beginning of the year	4.1	2.0	225.2	—	231.3
Cash and cash equivalents at the end of the year	$14.7	$2.5	$308.9	$—	$326.1
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2013

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net cash provided by operating activities	$154.8	$25.3	$198.0	$(253.9)	$124.2

Cash flow from investing activities
Proceeds from maturities of investments	3.0	—	461.3	—	464.3
Proceeds from sale of investments	—	—	56.0	—	56.0
Payments for purchases of investments	(4.9)	—	(532.8)	—	(537.7)
Proceeds from sale of assets	6.0	—	1.5	—	7.5
Capital expenditures	(19.7)	(2.4)	(11.7)	—	(33.8)
Increase in certain other assets	87.7	(11.9)	(89.5)	—	(13.7)
Capital contributions and loans paid	(206.9)	—	(15.8)	222.7	—
Proceeds from intercompany loans	237.3	—	—	(237.3)	—
Purchase of finance receivables, net of cash collections	—	—	6.3	—	6.3
Net cash (used in) provided by investing activities - continuing operations	102.5	(14.3)	(124.7)	(14.6)	(51.1)
Net cash used in investing activities - discontinued operations	(1.6)	—	—	—	(1.6)
Net cash (used in) provided by investing activities	100.9	(14.3)	(124.7)	(14.6)	(52.7)

Cash flow from financing activities
Dividends paid	(74.0)	—	(229.2)	229.2	(74.0)
Revolving debt borrowings (repayments), net	(105.0)	—	49.0	—	(56.0)
Other debt borrowings	—	—	51.2	—	51.2
Other debt repayments	(99.7)	(0.5)	(46.4)	24.7	(121.9)
Distribution to noncontrolling interest holders	—	—	(16.9)	—	(16.9)
Excess tax benefits from share-based compensation	0.5	—	—	—	0.5
Issuance of common shares	16.7	—	—	—	16.7
Repurchase of common shares	(4.1)	—	—	—	(4.1)
Capital contributions received and loans incurred	—	156.7	66.0	(222.7)	—
Payments on intercompany loans	—	(167.4)	(69.9)	237.3	—
Net cash provided by (used in) financing activities	(265.6)	(11.2)	(196.2)	268.5	(204.5)
Effect of exchange rate changes on cash	—	—	(5.1)	—	(5.1)
(Decrease) increase in cash and cash equivalents	(9.9)	(0.2)	(128.0)	—	(138.1)
Add: Cash overdraft included in assets held for sale at beginning of year	(0.2)	—	—	—	(0.2)
Less: Cash overdraft included in assets held for sale at end of year	(0.6)	—	—	—	(0.6)
Cash and cash equivalents at the beginning of the year	13.6	2.2	353.2	—	369.0
Cash and cash equivalents at the end of the year	$4.1	$2.0	$225.2	$—	$231.3